Share Capital - Additional Information (Detail) (USD $)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2013 Series A Preferred Stock [Member] Each Series A Preferred Share will automatically convert on May 1, 2016 into common shares [Member] Minimum [Member]	Dec. 31, 2013 Series A Preferred Stock [Member] Each Series A Preferred Share will automatically convert on May 1, 2016 into common shares [Member] Maximum [Member]	Dec. 31, 2013 Series A Preferred Stock [Member] At any time prior to May 1, 2016, holders may elect to convert each Series A Preferred Share into common shares [Member] Minimum [Member]
Capital Unit [Line Items]
Authorized share capital	10,000,000
Common Shares , authorized	1,000,000,000
Common Shares , par value	$ 0.01	$ 0.01
Common Shares , issued	106,000,000
Common Shares, outstanding	106,000,000
Preferred Shares, issued			3,500,000
Preferred Shares, outstanding			3,500,000
Preferred Shares, liquidation preference	$ 50	$ 50	$ 50
Preferred stock conversion to common ratio				2.2676	2.7778	2.2676
Number of trading days, conversion price of common share			40 days